Related Party Transactions - Summary of Key Management Compensation (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Transactions Between Related Parties [Abstract]
Salaries, Director Fees and Short-Term Benefits	$ 34	$ 26	$ 27
Termination Benefits	9	4
Post-Employment Benefits	3	4	4
Stock-Based Compensation	5	6	4
Total compensation paid or payable	$ 51	$ 40	$ 35